Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 854	€ 875	€ 1,071
Depreciation	101	87	80
Impairment charges / (reversals) on financial assets, excluding receivables	262	60	31
Impairment charges / (reversals) on non-financial assets and receivables	128	109	46
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	637	687	853
Depreciation	56	44	38
Impairment charges / (reversals) on financial assets, excluding receivables	151	(12)	(9)
Impairment charges / (reversals) on non-financial assets and receivables	72	3	19
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	0	4	25
Depreciation	20	18	12
Impairment charges / (reversals) on financial assets, excluding receivables	86	72	34
Impairment charges / (reversals) on non-financial assets and receivables	21	94	16
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	119	117	119
Depreciation	9	12	14
Impairment charges / (reversals) on financial assets, excluding receivables	0
Impairment charges / (reversals) on non-financial assets and receivables	17		1
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	1	2	2
Impairment charges / (reversals) on financial assets, excluding receivables	11
Impairment charges / (reversals) on non-financial assets and receivables	14	10	9
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	2	1	1
Impairment charges / (reversals) on non-financial assets and receivables	4
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	97	66	74
Depreciation	12	11	12
Impairment charges / (reversals) on financial assets, excluding receivables	€ 15		6
Impairment charges / (reversals) on non-financial assets and receivables		€ 3	€ 1